FEDERATED MDT LARGE CAP VALUE FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 30, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED MDT LARGE CAP VALUE FUND (the “Trust”)

Class T Shares

1933 Act File No. 2-75756

1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 64 on March 28, 2017.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary